Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	001-36688
Entity Registrant Name	GREAT WESTERN BANCORP, INC.
Entity Central Index Key	0001613665
Entity Tax Identification Number	47-1308512
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 South Main Avenue
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57104
City Area Code	605
Local Phone Number	334-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GWB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false